UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number:  1
                                               ---

This Amendment (Check only one.):          [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eden Capital Management Partners, L.P.
Address:   2727 Allen Parkway
           Suite 1880
           Houston, Texas 77019

Form 13F File Number: 28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     /s/ Adam Newar
Title:    President
Phone:    (713) 807-1760

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Newar                     Houston, Texas              November 14, 2006
--------------                     --------------              -----------------
[Signature]                        [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                         -----------
Form 13F Information Table Entry Total:  78
                                         -----------
Form 13F Information Table Value Total:  189,811
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1     28-10748                Oppenheimer Asset Management Inc.

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ALLIED WASTE INDUSTRIES INC    COMMON STOCK     019589308     2850  254650 SH       SOLE    NONE     254650      0    0
ALLIED WASTE INDUSTRIES INC    COMMON STOCK     019589308     2030  181450 SH       DEFINED 1        181450      0    0
AMERCO                         COMMON STOCK     023586100     4507   61296 SH       SOLE    NONE      61296      0    0
AMERCO                         COMMON STOCK     023586100     3360   45702 SH       DEFINED 1         45702      0    0
AVNET INC                      COMMON STOCK     053807103     2526  129850 SH       SOLE    NONE     129850      0    0
AVNET INC                      COMMON STOCK     053807103     1849   95050 SH       DEFINED 1         95050      0    0
BEBE STORES INC                COMMON STOCK     075571109     2214   89300 SH       SOLE    NONE      89300      0    0
BEBE STORES INC                COMMON STOCK     075571109     1616   65200 SH       DEFINED 1         65200      0    0
BROADCOM CORP                  CLASS A COM STK  111320107     1071   34725 SH       SOLE    NONE      34725      0    0
BROADCOM CORP                  CLASS A COM STK  111320107      780   25275 SH       DEFINED 1         25275      0    0
CHEESECAKE FACTORY INC         COMMON STOCK     163072101     2237   84175 SH       SOLE    NONE      84175      0    0
CHEESECAKE FACTORY INC         COMMON STOCK     163072101     1616   60825 SH       DEFINED 1         60825      0    0
CHEMED CORP                    COMMON STOCK     16359R103     1245   41175 SH       SOLE    NONE      41175      0    0
CHEMED CORP                    COMMON STOCK     16359R103      896   29625 SH       DEFINED 1         29625      0    0
CHICOS FAS INC                 COMMON STOCK     168615102     2363  110050 SH       SOLE    NONE     110050      0    0
CHICOS FAS INC                 COMMON STOCK     168615102     1717   79950 SH       DEFINED 1         79950      0    0
CIT GROUP INC                  COMMON STOCK     125581108     4920  103050 SH       SOLE    NONE     103050      0    0
CIT GROUP INC                  COMMON STOCK     125581108     3554   74450 SH       DEFINED 1         74450      0    0
CITY NATIONAL CORP             CLASS A COM STK  178566105     2366   35625 SH       SOLE    NONE      35625      0    0
CITY NATIONAL CORP             CLASS A COM STK  178566105     1718   25875 SH       DEFINED 1         25875      0    0
COACH INC                      COMMON STOCK     189754104     2090   61100 SH       SOLE    NONE      61100      0    0
COACH INC                      COMMON STOCK     189754104     1474   43100 SH       DEFINED 1         43100      0    0
CROWN HOLDINGS INC             COMMON STOCK     228368106     4002  218573 SH       SOLE    NONE     218573      0    0
CROWN HOLDINGS INC             COMMON STOCK     228368106     2921  159550 SH       DEFINED 1        159550      0    0
EXPEDITORS INTL WASH INC       COMMON STOCK     302130109     3061   69372 SH       SOLE    NONE      69372      0    0
EXPEDITORS INTL WASH INC       COMMON STOCK     302130109     2188   49600 SH       DEFINED 1         49600      0    0
FAMILY DOLLAR STORES INC       COMMON STOCK     307000109     4850  168475 SH       SOLE    NONE     168475      0    0
FAMILY DOLLAR STORES INC       COMMON STOCK     307000109     3520  122275 SH       DEFINED 1        122275      0    0
FOUNDRY NETWORKS INC           COMMON STOCK     35063R100     1721  132525 SH       SOLE    NONE     132525      0    0
FOUNDRY NETWORKS INC           COMMON STOCK     35063R100     1240   95475 SH       DEFINED 1         95475      0    0
GATX CORP                      COMMON STOCK     361448103     3380   82550 SH       SOLE    NONE      82550      0    0
GATX CORP                      COMMON STOCK     361448103     2053   50150 SH       DEFINED 1         50150      0    0
ILLUMINA INC                   COMMON STOCK     452327109     3210   97420 SH       SOLE    NONE      97420      0    0
ILLUMINA INC                   COMMON STOCK     452327109     2360   71626 SH       DEFINED 1         71626      0    0
INTERSIL CORPORATION           CLASS A COM STK  46069S109     2779  114350 SH       SOLE    NONE     114350      0    0
INTERSIL CORPORATION           CLASS A COM STK  46069S109     2033   83650 SH       DEFINED 1         83650      0    0
KOHLS CORP                     COMMON STOCK     500255104     3243   49525 SH       SOLE    NONE      49525      0    0
KOHLS CORP                     COMMON STOCK     500255104     2363   36075 SH       DEFINED 1         36075      0    0
LINCARE HOLDINGS INC           COMMON STOCK     532791100     2268   66050 SH       SOLE    NONE      66050      0    0
LINCARE HOLDINGS INC           COMMON STOCK     532791100     1636   47650 SH       DEFINED 1         47650      0    0
LKQ CORP                       COMMON STOCK     501889208     4638  220000 SH       SOLE    NONE     220000      0    0
LKQ CORP                       COMMON STOCK     501889208     3208  152200 SH       DEFINED 1        152200      0    0
MARVELL TECHNOLOGY GROUP LTD   COMMON STOCK     G5876H105     3713  194525 SH       SOLE    NONE     194525      0    0
MARVELL TECHNOLOGY GROUP LTD   COMMON STOCK     G5876H105     2720  142475 SH       DEFINED 1        142475      0    0
MIPS TECHNOLOGIES INC          CLASS A COM STK  604567107      358   52902 SH       SOLE    NONE      52902      0    0
MIPS TECHNOLOGIES INC          CLASS A COM STK  604567107      260   38400 SH       DEFINED 1         38400      0    0
ORIENT EXPRESS HOTELS LTD      COMMON STOCK     G67743107     4638  123420 SH       SOLE    NONE     123420      0    0
ORIENT EXPRESS HOTELS LTD      COMMON STOCK     G67743107     3387   90125 SH       DEFINED 1         90125      0    0
PALL CORP                      COMMON STOCK     696429307     3940  127700 SH       SOLE    NONE     127700      0    0
PALL CORP                      COMMON STOCK     696429307     2780   90100 SH       DEFINED 1         90100      0    0
PHARMACEUTICAL PRODUCT         COMMON STOCK     717124101     3210   92360 SH       SOLE    NONE      92360      0    0
PHARMACEUTICAL PRODUCT         COMMON STOCK     717124101     2338   67250 SH       DEFINED 1         67250      0    0
RADIATION THERAPY SVCS INC     COMMON STOCK     750323206     3833  131703 SH       SOLE    NONE     131703      0    0
RADIATION THERAPY SVCS INC     COMMON STOCK     750323206     2790   95872 SH       DEFINED 1         95872      0    0
RYDER SYSTEM INC               COMMON STOCK     783549108     3194   62023 SH       SOLE    NONE      62023      0    0
RYDER SYSTEM INC               COMMON STOCK     783549108     2243   43550 SH       DEFINED 1         43550      0    0
SEALED AIR CORP                COMMON STOCK     81211K100     2344   43600 SH       SOLE    NONE      43600      0    0
SEALED AIR CORP                COMMON STOCK     81211K100     1699   31600 SH       DEFINED 1         31600      0    0
SIGMA-ALDRICH CORP             COMMON STOCK     826552101     4985   66121 SH       SOLE    NONE      66121      0    0
SIGMA-ALDRICH CORP             COMMON STOCK     826552101     3587   47575 SH       DEFINED 1         47575      0    0
SILICON LABORATORIES INC       COMMON STOCK     826919102     1400   46125 SH       SOLE    NONE      46125      0    0
SILICON LABORATORIES INC       COMMON STOCK     826919102     1028   33875 SH       DEFINED 1         33875      0    0
STEINER LEISURE LTD            COMMON STOCK     P8744Y102     2613   62354 SH       SOLE    NONE      62354      0    0
STEINER LEISURE LTD            COMMON STOCK     P8744Y102     1957   46715 SH       DEFINED 1         46715      0    0
SVB FINACIAL GROUP             COMMON STOCK     78486Q101     4230   95738 SH       SOLE    NONE      95738      0    0
SVB FINANCIAL GROUP            COMMON STOCK     78486Q101     2941   66575 SH       DEFINED 1         66575      0    0
TJX COMPANIES INC              COMMON STOCK     872540109     1585   55950 SH       SOLE    NONE      55950      0    0
TJX COMPANIES INC              COMMON STOCK     872540109     1148   40550 SH       DEFINED 1         40550      0    0
TRACTOR SUPPLY CO              COMMON STOCK     892356106      787   16350 SH       SOLE    NONE      16350      0    0
TRACTOR SUPPLY CO              COMMON STOCK     892356106      571   11850 SH       DEFINED 1         11850      0    0
URBAN OUTFITTERS INC           COMMON STOCK     917047102     1889  108800 SH       SOLE    NONE     108800      0    0
URBAN OUTFITTERS INC           COMMON STOCK     917047102     1378   79400 SH       DEFINED 1         79400      0    0
WESCO INTERNATIONAL INC        COMMON STOCK     95082P105     2373   41700 SH       SOLE    NONE      41700      0    0
WESCO INTERNATIONAL INC        COMMON STOCK     95082P105     1764   31000 SH       DEFINED 1         31000      0    0
WET SEAL INC                   CLASS A COM STK  961840105     1813  299216 SH       SOLE    NONE     299216      0    0
WET SEAL INC                   CLASS A COM STK  961840105     1263  208365 SH       DEFINED 1        208365      0    0
XILINX INC                     COMMON STOCK     983919101     1953   87875 SH       SOLE    NONE      87875      0    0
XILINX INC                     COMMON STOCK     983919101     1425   64125 SH       DEFINED 1         64125      0    0